GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL

8. GOODWILL

Components of goodwill as of December 31, 2010 and 2011 are as follows:

	2010	2011
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Acquisition of Motel 168	—	1,806,846
Other acquisitions	62,442	62,442

Total goodwill	390,882	2,197,728